Rule 497(e)

Registration Nos. 333-264900 and 811-23801

Bitwise Funds Trust
(the “Trust”)

Bitwise COIN Option Income Strategy ETF

Bitwise GME Option Income Strategy ETF

Bitwise MARA Option Income Strategy ETF

Bitwise MSTR Option Income Strategy ETF

(each, a “Fund,” and together, the “Funds”)

August 4, 2025

Supplement To Each Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information

Effective immediately, Jeffrey Park no longer serves as a portfolio manager to the Funds. Accordingly, all references to Jeffrey Park in each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE